Significant accounting policies - Reconciliation of cash, cash equivalents, and restricted cash (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	€ 133,745	€ 101,847
Restricted cash included within current assets	342	342
Total	€ 134,087	€ 102,189	€ 248,926	€ 256,719